Segment Information - Adjusted Gross Margin (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting [Abstract]
Adjusted Gross Profit									$ 1,500,186	$ 1,460,675	$ 1,316,820
Less adjustments:
Selling, general and administrative									510,075	626,153	557,077
Impairment and related charges									81,112	0	0
Cost of revenue adjustments:
Depreciation and amortization									317,812	287,353	244,535
Amortization of upfront incentive consideration									67,411	55,724	43,521
Restructuring and other costs									12,604	12,660	0
Stock-based compensation									17,732	19,213	11,918
Operating income	$ 134,600	$ 176,796	$ 18,718	$ 163,326	$ 55,961	$ 90,150	$ 142,039	$ 171,422	$ 493,440	$ 459,572	$ 459,769